Fair Value of Financial Instruments, Part 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities available-for sale [Abstract]
Total security available for sale	$ 676,759	$ 863,754
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
Total security available for sale	35	10
Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
Total security available for sale	676,724	863,744
Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
Total security available for sale	0	0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0	0
Mortgage-backed securities and collateralized mortgage obligations - commercial	0	0
Other securities	35	10
Total security available for sale	35	10
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	77,800	198,829
State and political subdivisions	2,271	7,758
Mortgage-backed securities and collateralized mortgage obligations - residential	483,560	532,449
Corporate bonds	1,500	10,471
Small Business Administration-guaranteed participation securities	100,496	103,029
Mortgage-backed securities and collateralized mortgage obligations - commercial	10,447	10,558
Other securities	650	650
Total security available for sale	676,724	863,744
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage-backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration-guaranteed participation securities	0	0
Mortgage-backed securities and collateralized mortgage obligations - commercial	0	0
Other securities	0	0
Total security available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available-for sale [Abstract]
U.S. government-sponsored enterprises	77,800	198,829
State and political subdivisions	2,271	7,758
Mortgage-backed securities and collateralized mortgage obligations - residential	483,560	532,449
Corporate bonds	1,500	10,471
Small Business Administration-guaranteed participation securities	100,496	103,029
Mortgage-backed securities and collateralized mortgage obligations - commercial	10,447	10,558
Other securities	685	660
Total security available for sale	$ 676,759	$ 863,754